Document and Entity Information (USD $)	3 Months Ended
Sep. 30, 2011
Document and Entity Information
Entity Registrant Name	Nova Star Innovations Inc
Document Type	10-Q
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Entity Central Index Key	0001160945
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	18,000,000
Entity Public Float	$ 1,705,550
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3

Nova Star Innovations, Inc. (A Development Stage Company) Condensed Balance Sheets (Unaudited) (USD $)	Sep. 30, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash	$ 579	$ 2,002
Total Current Assets	579	2,002
TOTAL ASSETS	579	2,002
CURRENT LIABILITIES
Accounts Payable	0	15,325
Advances Received	0	37,200
Loans	56,250	0
Accrued Interest	3,381	0
Total Current Liabilities	59,631	52,525
Total Liabilities	59,631	52,525
STOCKHOLDERS' EQUITY
Common Stock, $.001 par value; 20,000,000 shares authorized; 18,000,000 shares issued and outstanding	18,000	18,000
Additional paid-in Capital	9,000	9,000
Deficit Accumulated During the Development Stage	(86,052)	(77,523)
Total Stockholders' Equity	(59,052)	(50,523)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 579	$ 2,002

Nova Star Innovations, Inc. (A Development Stage Company) Balance Sheets (Parenthetical) (Unaudited) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Common stock $0.001 par value	$ 0.001	$ 0.001
Common stock authorized	20,000,000	20,000,000
Common stock outstanding	18,000,000	18,000,000
Common stock issued	18,000,000	18,000,000

Nova Star Innovations, Inc. (A Development Stage Company) Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		309 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0
Expenses
General & Administrative	1,427	809	5,148	4,610	82,671
Total Expenses	1,427	809	5,148	4,610	82,671
Net Loss Before Other Expense	(1,427)	(809)	(5,148)	(4,610)	(82,671)
Other income (expense)
Interest Expense	1,125	0	3,381	0	3,381
Total Other Income (Expense)	(1,125)	0	(3,381)	0	(3,381)
Loss from operations before income taxes	(2,552)	(809)	(8,529)	(4,610)	(86,052)
Income taxes	0	0	0	0	0
Net loss	$ (2,552)	$ (809)	$ (8,529)	$ (4,610)	$ (86,052)
Basic and diluted net loss per share	$ 0	$ 0	$ 0	$ 0
Weighted average shares outstanding	18,000,000	18,000,000	18,000,000	18,000,000

Nova Star Innovations, Inc. (A Development Stage Company) Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		309 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
Net loss	$ (8,529)	$ (4,610)	$ (86,052)
Shares issued for services	0	0	10,000
Depreciation & amortization	0	0	17,000
Increase (decrease) in accounts payable	(275)	1,400	15,050
Increase in accrued interest	3,381	0	3,381
Net Cash Provided (Used) by Operating Activities	(5,423)	(3,210)	(40,621)
Cash Flows from Investing Activities	0	0	0
Proceeds from cash advances and loans	4,000	6,500	41,200
Net Cash Provided (Used) by Financing Activities	4,000	6,500	41,200
Increase (Decrease) in Cash	(1,423)	3,290	579
Cash and Cash Equivalents at Beginning of Period	2,002	1,081	0
Cash and Cash Equivalents at End of Period	579	4,371	579
Cash paid for interest	0	0	0
Income taxes	0	0	0
Stock issued for marketing rights	0	0	17,000
Converted accounts payable and advances into loans	$ 52,250	$ 0	$ 52,250

Organization, Consolidation and Presentation of Financial Statements	3 Months Ended
Sep. 30, 2011
Organization, Consolidation and Presentation of Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

NOTE 1 – Condensed Financial Statements

The accompanying financial statements have been prepared by the Company without audit.  In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations and cash flows as of and for the period ended September 30, 2011 and for all periods presented have been made.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted.  It is suggested that these condensed financial statements be read in conjunction with the financial statements and notes thereto included in the Company’s December 31, 2010 audited financial statements as reported in its Form 10-K.  The results of operations for the period ended September 30, 2011 are not necessarily indicative of the operating results for the full year ended December 31, 2011.

NOTE 2 – Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern.  The Company has current liabilities in excess of current assets, has incurred losses since inception, has negative cash flows from operations, and has no revenue-generating activities.  Its activities have been limited for the past several years and it is dependent upon financing to continue operations.  These factors raise substantial doubt about the ability of the Company to continue as a going concern.  The financial statements do not include any adjustments that might result from the outcome of this uncertainty.  It is management’s plan to acquire or merge with other operating companies.